Cover Page	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 16, 2026
Entity File Number	333-298694
Entity Registrant Name	FirstEnergy Pennsylvania Electric Company
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	92-3343862
Entity Address, Address Line One	800 Cabin Hill Drive
Entity Address, City or Town	Greensburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15601
City Area Code	(800)
Local Phone Number	736-3402
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002152026
Amendment Flag	false